Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2018
Capital and financial risk management
Schedule of capital management

	2018	2017
	€m	€m
Net debt	31,469	31,169
Equity	68,607	73,719
Capital	100,076	104,888

Schedule of financial instruments exposure to credit risk

	2018	2017
	€m	€m
Bank deposit	2,197	1,856
Cash held in restricted deposits	1,382	1,109
German government bonds	862	—
UK government bonds	1,112	1,638
Money market investments funds	2,477	6,979
Derivative financial instruments	2,629	4,282
Other investments – debt and bonds	8,596	6,747
Trade receivables	5,402	5,335
Other receivables and accrued income	3,410	2,886
	28,067	30,832

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2018	2017
	€m	€m
Cash collateral	1,070	2,654

Schedule of ageing of receivables that are past due

			2018			2017
	Gross	Less	Net	Gross	Less	Net
	receivables	provisions	receivables	receivables	provisions	receivables
	€m	€m	€m	€m	€m	€m
30 days or less	810	(32)	778	730	(27)	703
Between 31 and 60 days	226	(35)	191	125	(23)	102
Between 61 and 180 days	530	(206)	324	648	(258)	390
Greater than 180 days	1,250	(925)	325	1,423	(1,077)	346
	2,816	(1,198)	1,618	2,926	(1,385)	1,541

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	2018	2017
	€m	€m
ZAR 15% change (2017: 18%) – Operating profit[1]	239	249
  Notes:
1	Operating profit before impairment losses and other income and expense.

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

At 31 March 2018				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative
	Gross amount	Amount set off	balance sheet	counterparties	Cash collateral	Net amount
	€m	€m	€m	€m	€m	€m
Derivative financial assets	2,629	—	2,629	(1,467)	(1,070)	92
Derivative financial liabilities	(2,383)	—	(2,383)	1,467	718	(198)
Total	246	—	246	—	(352)	(106)

At 31 March 2017				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative
	Gross amount	Amount set off	balance sheet	counterparties	Cash collateral	Net amount
	€m	€m	€m	€m	€m	€m
Derivative financial assets	4,282	—	4,282	(1,505)	(2,654)	123
Derivative financial liabilities	(2,077)	—	(2,077)	1,505	384	(188)
Total	2,205	—	2,205	—	(2,270)	(65)